As filed with the Securities and Exchange
Commission on March 17, 2015

1933 Act File No.  002-29502
1940 Act File No. 811-01677

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 96

and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
AMENDMENT NO. 75
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK CAPITAL SERIES
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(800) 225-5291

JOHN J. DANELLO, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES

Exhibit Index

EX-101 INSTANCE DOCUMENT

EX-101 SCHEMA DOCUMENT

EX-101 CALCULATION LINKBASE DOCUMENT

EX-101 LABELS LINKBASE DOCUMENT

EX-101 PRESENTATION LINKBASE DOCUMENT

EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 17th day of March, 2015.

John Hancock Capital Series

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	March 17, 2015
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	March 17, 2015
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	March 17, 2015
Charles L. Bardelis

/s/ Craig Bromley *	Trustee	March 17, 2015
Craig Bromley

/s/ Peter S. Burgess *	Trustee	March 17, 2015
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	March 17, 2015
William H. Cunningham

/s/ Grace K. Fey *	Trustee	March 17, 2015
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	March 17, 2015
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	March 17, 2015
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	March 17, 2015
Hassell H. McClellan

/s/ James M. Oates *	Trustee	March 17, 2015
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	March 17, 2015
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	March 17, 2015
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	March 17, 2015
Warren A. Thomson

*By:	Power of Attorney
By:	/s/ Ariel Ayanna	March 17, 2015
Ariel Ayanna Attorney-in-Fact
*Pursuant to Power of Attorney previously filed with Post -Effective Amendment No. 95 to the Trust’s Registration Statement on February 25, 2015

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document